Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income	$ 484,834	$ 360,859	$ 266,870
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	15,798	16,567	17,765
Change in deferred charges and other assets	2	10	26
Impairment of long-lived assets	90	47	969
Share-based compensation expense			8
Accrued severance pay and other long-term liabilities, net	54	(230)	55
Loss on sale of long-lived assets	22	44	13
Realized gain on sale of marketable securities	(231)	(23)	(57)
Change in derivative instruments, net	5,483	4,181	1,550
Effect of exchange differences on inter-company balances	(18,167)	(11,670)	(1,510)
(Decrease) increase in long-term debt due to currency fluctuations	(1,030)	1,137	440
Deferred income taxes, net	(70,387)	(23,708)	(18,822)
Increase in trade receivables, net	(85,277)	(19,755)	(8,912)
Increase in other receivables, prepaid expenses and other	(3,508)	(1,557)	(1,339)
Increase in inventories, net	(7,027)	(10,697)	(630)
Decrease in long-term receivables, prepaid expenses and other	242	64	301
Decrease (increase) in income tax receivables	17,623	(17,930)
(Decrease) increase in trade payables	(542)	1,804	(3,483)
Increase in other accounts payable and accrued expenses	18,731	50,686	43,500
Increase (decrease) in income tax payables	50,078	7,815	(48,094)
Net cash provided by operating activities	406,788	357,644	248,650
Cash flows from investing activities:
Purchase of property, plant and equipment	(19,997)	(21,249)	(9,466)
Investment in other intangible assets	(158)	(4,555)	(777)
Investment in other assets	(31,050)
Investment in short-term bank deposits	(43,344)	(120,648)	(241,671)
Proceeds from restricted bank deposits	28	7,203	8,224
Proceeds from (investment in) long-term deposits and other assets	2,112	(33,956)	(5,000)
Proceeds from (investment in) marketable securities, net	111	(100)	4,758
Proceeds from sale of long-lived assets	217	8	1
Net cash used in investing activities	(92,081)	(173,297)	(243,931)
Cash flows from financing activities:
Excess tax benefits from share-based payment arrangements		149	838
Proceeds from issuance of shares, net	26	1,262	6,584
Purchase of treasury stock		(192,999)
Repayment of long-term debt	(10,944)	(11,874)	(10,748)
Net cash used in financing activities	(10,918)	(203,462)	(3,326)
Effect of exchange rate changes on cash and cash equivalents	(32,115)	(8,202)	(2,375)
Increase (decrease) in cash and cash equivalents	271,674	(27,317)	(982)
Cash and cash equivalents at the beginning of the period	209,967	237,284	238,266
Cash and cash equivalents at the end of the period	481,641	209,967	237,284
Cash paid during the year for:
Interest	1,014	1,695	2,230
Income taxes	101,651	117,409	133,612
Non-cash investing and financing transactions:
Purchase of property, plant and equipment on credit	$ 645	$ 1,714	$ 1,573